Consolidated Statements of Stockholders' Deficit and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Nov. 27, 2011	$ (156,831)	$ 374	$ 29,266	$ 150,770	$ (346,002)	$ 8,761
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	140,959	0	0	143,850	0	(2,891)
Other comprehensive income (loss) (net of tax)	(69,090)	0	0	0	(68,633)	(457)
Stock-based compensation and dividends, net	4,093	0	4,118	(25)	0	0
Repurchase of common stock	(603)	0	(19)	(584)	0	0
Cash dividends paid	(20,036)	0	0	(20,036)	0	0
Ending balance at Nov. 25, 2012	(101,508)	374	33,365	273,975	(414,635)	5,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	228,136	0	0	229,193	0	(1,057)
Other comprehensive income (loss) (net of tax)	101,560	0	0	0	102,606	(1,046)
Stock-based compensation and dividends, net	8,249	0	8,272	(23)	0	0
Reclassification to temporary equity	(30,641)	0	(30,641)	0	0	0
Repurchase of common stock	(5,744)	0	(3,635)	(2,109)	0	0
Cash dividends paid	(25,076)	0	0	(25,076)	0	0
Ending balance at Nov. 24, 2013	174,976	374	7,361	475,960	(312,029)	3,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	104,309	0	0	106,078	0	(1,769)
Other comprehensive income (loss) (net of tax)	(63,640)	0	0	0	(63,311)	(329)
Stock-based compensation and dividends, net	13,267	0	13,290	(23)	0	0
Reclassification to temporary equity	(39,140)	0	(19,298)	(19,842)	0	0
Repurchase of common stock	(5,314)	0	(1,353)	(3,961)	0	0
Cash dividends paid	(30,003)	0	0	(30,003)	0	0
Ending balance at Nov. 30, 2014	$ 154,455	$ 374	$ 0	$ 528,209	$ (375,340)	$ 1,212